Intangible Assets - Summary of Changes in Intangible Assets (Parenthetical) (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about intangible assets [abstract]
Impairment loss on intangible assets	₩ 615	₩ 1,531	₩ 293